Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 3 months 18 days	9 years 3 months 18 days	9 years 3 months 18 days
Gross Carrying Amount		¥ 13,013,606	¥ 12,833,751		¥ 13,034,620
Accumulated Amortization		(7,829,775)	(5,984,325)		(8,752,461)
Impairment Amount		(172,125)	(156,709)		(172,125)
Net Carrying Amount		5,011,706	6,692,717	$ 590,369	4,110,034
Amortization expenses	¥ 932,550	1,845,450	1,798,246
Intangible assets impairment charge recorded	¥ 0	¥ 15,416	¥ 0
Amortization expenses related to the intangible assets for future periods
2020					633,717
2021					625,153
2022					460,885
2023					339,733
2024					229,864
2025 and thereafter					1,820,682
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years	5 years
Gross Carrying Amount		¥ 6,075,289	¥ 6,075,289		6,075,289
Accumulated Amortization		(5,779,015)	(4,563,957)		(6,075,289)
Net Carrying Amount		¥ 296,274	¥ 1,511,332
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years	8 years
Gross Carrying Amount		¥ 2,467,005	¥ 2,467,005		2,467,005
Accumulated Amortization		(1,194,067)	(885,390)		(1,502,141)
Net Carrying Amount		¥ 1,272,938	¥ 1,581,615		964,864
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	19 years 3 months 18 days	19 years 3 months 18 days	19 years 6 months
Gross Carrying Amount		¥ 3,305,413	¥ 3,250,789		3,311,250
Accumulated Amortization		(453,423)	(278,372)		(633,360)
Impairment Amount		(27,124)	(27,124)		(27,124)
Net Carrying Amount		¥ 2,824,866	¥ 2,945,293		2,650,766
Technology and Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years 2 months 12 days	6 years 2 months 12 days	6 years 2 months 12 days
Gross Carrying Amount		¥ 1,165,899	¥ 1,040,668		1,181,076
Accumulated Amortization		(403,270)	(256,606)		(541,671)
Impairment Amount		(145,001)	(129,585)		(145,001)
Net Carrying Amount		¥ 617,628	¥ 654,477		¥ 494,404